RISK MANAGEMENT - Loans and financial leases by classification and type of collateral (Details) - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Loans and financial leases
RISK MANAGEMENT
Maximum exposure to credit risk	$ 191,409,730	$ 182,282,743
Loans and financial leases | Real Estate and Residential
RISK MANAGEMENT
Maximum exposure to credit risk	45,940,495	44,107,484
Loans and financial leases | Goods Given in Real Estate Leasing
RISK MANAGEMENT
Maximum exposure to credit risk	14,946,478	13,711,408
Loans and financial leases | Goods Given in Leasing Other Than Real Estate
RISK MANAGEMENT
Maximum exposure to credit risk	5,647,128	6,155,570
Loans and financial leases | Stand by Letter of Credit
RISK MANAGEMENT
Maximum exposure to credit risk	534,123	756,572
Loans and financial leases | Security Deposits
RISK MANAGEMENT
Maximum exposure to credit risk	620,764	925,432
Loans and financial leases | Guarantee Fund
RISK MANAGEMENT
Maximum exposure to credit risk	5,356,383	3,285,350
Loans and financial leases | Collection Rights
RISK MANAGEMENT
Maximum exposure to credit risk	4,360,893	4,475,252
Loans and financial leases | Other Collateral (Pledges)
RISK MANAGEMENT
Maximum exposure to credit risk	7,953,317	8,824,837
Loans and financial leases | Without Guarantee (Uncovered Balance)
RISK MANAGEMENT
Maximum exposure to credit risk	106,050,149	100,040,838
Commercial
RISK MANAGEMENT
Maximum exposure to credit risk	98,659,287	92,768,553
Commercial | Real Estate and Residential
RISK MANAGEMENT
Maximum exposure to credit risk	20,197,850	19,830,740
Commercial | Stand by Letter of Credit
RISK MANAGEMENT
Maximum exposure to credit risk	533,921	756,421
Commercial | Security Deposits
RISK MANAGEMENT
Maximum exposure to credit risk	257,602	541,530
Commercial | Guarantee Fund
RISK MANAGEMENT
Maximum exposure to credit risk	4,894,425	2,838,386
Commercial | Collection Rights
RISK MANAGEMENT
Maximum exposure to credit risk	4,323,241	4,430,882
Commercial | Other Collateral (Pledges)
RISK MANAGEMENT
Maximum exposure to credit risk	2,775,786	3,881,957
Commercial | Without Guarantee (Uncovered Balance)
RISK MANAGEMENT
Maximum exposure to credit risk	65,676,462	60,488,637
Consumer
RISK MANAGEMENT
Maximum exposure to credit risk	41,055,939	39,700,670
Consumer | Real Estate and Residential
RISK MANAGEMENT
Maximum exposure to credit risk	1,625,193	1,699,574
Consumer | Stand by Letter of Credit
RISK MANAGEMENT
Maximum exposure to credit risk	202	151
Consumer | Security Deposits
RISK MANAGEMENT
Maximum exposure to credit risk	328,212	321,814
Consumer | Guarantee Fund
RISK MANAGEMENT
Maximum exposure to credit risk	5,796	155
Consumer | Collection Rights
RISK MANAGEMENT
Maximum exposure to credit risk	36,910	43,380
Consumer | Other Collateral (Pledges)
RISK MANAGEMENT
Maximum exposure to credit risk	5,131,570	4,879,795
Consumer | Without Guarantee (Uncovered Balance)
RISK MANAGEMENT
Maximum exposure to credit risk	33,928,056	32,755,801
Mortgage
RISK MANAGEMENT
Maximum exposure to credit risk	25,959,112	23,983,283
Mortgage | Real Estate and Residential
RISK MANAGEMENT
Maximum exposure to credit risk	23,877,715	22,327,716
Mortgage | Goods Given in Real Estate Leasing
RISK MANAGEMENT
Maximum exposure to credit risk	220	227
Mortgage | Other Collateral (Pledges)
RISK MANAGEMENT
Maximum exposure to credit risk	41,429	54,848
Mortgage | Without Guarantee (Uncovered Balance)
RISK MANAGEMENT
Maximum exposure to credit risk	2,039,748	1,600,492
Financial Leases
RISK MANAGEMENT
Maximum exposure to credit risk	24,503,317	24,550,829
Financial Leases | Real Estate and Residential
RISK MANAGEMENT
Maximum exposure to credit risk		41
Financial Leases | Goods Given in Real Estate Leasing
RISK MANAGEMENT
Maximum exposure to credit risk	14,946,258	13,711,181
Financial Leases | Goods Given in Leasing Other Than Real Estate
RISK MANAGEMENT
Maximum exposure to credit risk	5,647,128	6,155,570
Financial Leases | Security Deposits
RISK MANAGEMENT
Maximum exposure to credit risk		7,794
Financial Leases | Guarantee Fund
RISK MANAGEMENT
Maximum exposure to credit risk	100,402	107,149
Financial Leases | Other Collateral (Pledges)
RISK MANAGEMENT
Maximum exposure to credit risk	133	33
Financial Leases | Without Guarantee (Uncovered Balance)
RISK MANAGEMENT
Maximum exposure to credit risk	3,809,396	4,569,061
Small Business
RISK MANAGEMENT
Maximum exposure to credit risk	1,232,075	1,279,408
Small Business | Real Estate and Residential
RISK MANAGEMENT
Maximum exposure to credit risk	239,737	249,413
Small Business | Security Deposits
RISK MANAGEMENT
Maximum exposure to credit risk	34,950	54,294
Small Business | Guarantee Fund
RISK MANAGEMENT
Maximum exposure to credit risk	355,760	339,660
Small Business | Collection Rights
RISK MANAGEMENT
Maximum exposure to credit risk	742	990
Small Business | Other Collateral (Pledges)
RISK MANAGEMENT
Maximum exposure to credit risk	4,399	8,204
Small Business | Without Guarantee (Uncovered Balance)
RISK MANAGEMENT
Maximum exposure to credit risk	$ 596,487	$ 626,847